CONDENSED FINANCIAL INFORMATION OF THE CORPORATION (Tables)	12 Months Ended
Dec. 31, 2014
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Schedule of condensed balance sheets

CONDENSED BALANCE SHEETS

	As of December 31,
	2014	2013
Cash	$271	$23
Investment in bank subsidiary	111,512	101,226
Investment in credit life insurance company	54	54
Investment in other securities	17	17
Dividends receivable from bank subsidiary	1,813	2,058
Cash surrender value - life insurance	4,474	4,409
Total assets	$118,141	$107,787
Liabilities
Accrued liabilities	$1,839	$1,820
Dividends payable	1,813	1,858
Total liabilities	3,652	3,678
Shareholders’ equity
Common stock - $10 par value, 8,000,000 shares authorized; 4,900,576 and 5,021,012 shares issued and outstanding, as of December 31, 2014 and December 31, 2013, respectively	49,006	50,210
Retained earnings	67,609	62,900
Accumulated other comprehensive income (loss)	(2,126)	(9,001)
Total shareholders’ equity	114,489	104,109
Total liabilities and shareholders’ equity	$118,141	$107,787

Schedule of statements of income

CONDENSED STATEMENTS OF INCOME

	Years ended December 31,
	2014	2013	2012
Operating income
Dividends from bank subsidiary	$7,038	$7,663	$7,289
Other dividend income	8	15	18
Other	65	65	135
Operating expenses	(279)	(238)	(218)
Income before equity in undistributed net income of bank subsidiary	6,832	7,505	7,224
Equity in undistributed net income of bank subsidiary	3,410	2,106	2,180
Net Income	$10,242	$9,611	$9,404

Schedule of statements of comprehensive income

CONDENSED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)

	Years ended December 31,
	2014	2013	2012
Net income for common shareholders	$10,242	$9,611	$9,404

Other comprehensive income (loss)
Unrealized appreciation (depreciation) on available-for-sale securities, net of taxes of $4,742, ($8,507) and $1,204, respectively	7,571	(13,589)	1,923
Reclassification adjustment for realized gains included in net income, net of taxes of ($251), ($319) and ($883), respectively	(401)	(510)	(1,411)
Change in unfunded portion of postretirement benefit obligations, net of taxes of ($185), $2,102, and ($1,243), respectively	(295)	3,360	(1,982)
Other comprehensive income (loss)	6,875	(10,739)	(1,470)

Total comprehensive income (loss)	$17,117	$(1,128)	$7,934

Schedule of statements of cash flows

CONDENSED STATEMENTS OF CASH FLOWS

	Years ended December 31,
	2014	2013	2012

Operating activities
Net income	$10,242	$9,611	$9,404
Adjustments to reconcile net income to net cash provided by operating activities
Equity in undistributed net income of bank subsidiary	(3,410)	(2,106)	(2,180)
Increase in cash surrender value of life insurance contracts	(65)	(65)	(135)
(Increase) decrease in other assets	245	(90)	56
Decrease in payables	18	134	127
Total adjustments	(3,212)	(2,127)	(2,132)
Net cash provided by operating activities	7,030	7,484	7,272
Investing activities
Purchase of single premium life insurance policy	-	-	(310)
Net cash used by investing activities	-	-	(310)
Financing activities
Payment to repurchase common stock	(3,097)	(3,722)	(3,400)
Cash dividends paid	(3,685)	(3,800)	(3,944)
Net cash used by financing activities	(6,782)	(7,522)	(7,344)
Increase (decrease) in cash	248	(38)	(382)
Cash at beginning of year	23	61	443
Cash at end of year	$271	$23	$61